Receivables (Detail) (USD $) In Millions, unless otherwise specified	Jul. 29, 2012	Jan. 29, 2012	Jan. 30, 2011
Accounts and Other Receivables [Line Items]
Trade receivables, net of allowance for doubtful accounts	$ 1,011	$ 919	$ 837
Other receivables	22	12	10
Total receivables, net	1,101	1,002	907
Vendor
Accounts and Other Receivables [Line Items]
Vendor rebate receivables	$ 68	$ 71	$ 60